Goodwill and Intangible Assets (Details) - Summary of the company's identifiable intangible assets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 60,781	$ 55,070	$ 55,070
Accumulated amortization	19,164	16,268	12,530
Intangibles, net	41,617	38,802	42,540
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,630	32,630	32,630
Accumulated amortization	12,871	11,239	9,064
Intangibles, net	19,759	21,391	23,566
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,940	21,940	21,940
Accumulated amortization	5,851	4,754	3,291
Intangibles, net	16,089	17,186	18,649
Acquired licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,711
Accumulated amortization	92
Intangibles, net	5,619
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	500	500	500
Accumulated amortization	350	275	175
Intangibles, net	$ 150	$ 225	$ 325